SECURED NOTES (Details)			12 Months Ended
	Apr. 11, 2025 CAD ($)	Apr. 11, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Aug. 14, 2023 CAD ($) shares	Aug. 14, 2023 USD ($) shares
SECURED NOTES
Proceeds of disposal			$ 2,778,000
Maritime Resources Corp
SECURED NOTES
Spread on interest at a rate equal to the Secured Overnight Financing Rate					6.00%	6.00%
Warrants coverage percentage					40.00%	40.00%
Number of warrants received | shares					15,324,571	15,324,571
Warrants held, Fair Value			$ 147,000
Secured notes
SECURED NOTES
Gross investment					$ 2,638,500	$ 1,960,000
Fair value of notes					2,464,000	1,830,300
Proceeds of disposal	$ 2,778,000	$ 2,000,000		$ (2,778,000)
Common share purchase warrants
SECURED NOTES
Warrants held, Fair Value					$ 174,500	$ 129,700